U.S. SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON, D.C. 20549

                     FORM 24F-2

            ANNUAL NOTICE OF SECURITIES
            SOLD PURSUANT TO RULE 24f-2


1.  NAME AND ADDRESS OF ISSUER:

     Glenbrook Life and Annuity Company
     Variable Annuity Account
     3100 Sanders Road
     Northbrook, IL 60062

2.  NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH
THIS NOTICE IS FILED:

     Not Applicable.

3.  INVESTMENT COMPANY ACT FILE NUMBER: 811-7632
    SECURITIES ACT FILE NUMBER: 33-91914
    SECURITIES ACT FILE NUMBER: 33-60882


4.  LAST DAY OF THE FISCAL YEAR FOR WHICH THIS
NOTICE IS FILED:

    December 31, 1995

5.  CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN
180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR
FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE
CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE
ISSUER'S 24f-2 DECLARATION:
                                                N/A

6.  DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER
RULE 24f-2(a)(1), IF APPLICABLE:

    Not Applicable.

7.  NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS
OR SERIES WHICH HAD BEEN REGISTERED UNDER THE
SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT
THE BEGINNING OF THE FISCAL YEAR:

     None.

8.  NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING
THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24f-2:

     None.

9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD
DURING THE FISCAL YEAR:

   Number of Securities: 623,181
   Dollar Amount: $4,953,349

10.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD
DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION
PURSUANT TO RULE 24f-2:

     Number of Securities: 623,181
     Dollar Amount: $4,953,349

11.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES
ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH
DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:

     None.

12.  CALCULATION OF REGISTRATION FEE:

(i) AGGREGATE SALE PRICE OF SECURITIES
SOLD DURING THE FISCAL YEAR IN RELIANCE
ON RULE 24f-2:                            $  4,953,349


(ii) AGGREGATE PRICE OF SHARES ISSUED
 IN CONNECTION WITH DIVIDEND
 REINVESTMENT PLANS:                       +          0


(iii) AGGREGATE PRICE OF SHARES
 REDEEMED OR REPURCHASED DURING
 THE FISCAL YEAR:                          -    16,283

(iv) AGGREGATE PRICE OF SHARES
 REDEEMED OR REPURCHASED AND
 PREVIOUSLY APPLIED AS A REDUCTION
 TO FILING FEES PURSUANT TO RULE 24e-2:    +         0

(v) NET AGGREGATE PRICE OF SECURITIES
 SOLD AND ISSUED DURING THE FISCAL YEAR
 IN RELIANCE ON RULE 24f-2:                = 4,937,066

 (vi) MULTIPLIER PRESCRIBED BY SECTION 6(b)
  OF THE SECURITIES ACT OF 1933 OR OTHER
  APPLICABLE LAW OR REGULATION:             x 1/2900
 (vii) FEE DUE [LINE (i) OR LINE (v)
  MULTIPLIED BY LINE (vi)]                  = $1,702.44


13.  CHECK BOX IF FEES ARE BEING REMITTED TO THE
COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION
3a OF THE COMMISSION'S RULES OF INFORMAL AND OTHER
PROCEDURES (17 CFR 203.3a).                   X

DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE
COMMISSION'S LOCKBOX DEPOSITORY:

      February 20, 1996

                  SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING
PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES
AND ON THE DATES INDICATED.

BY:     /s/MICHAEL J. VELOTTA

NAME:   MICHAEL J. VELOTTA

TITLE:  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

DATE:   FEBRUARY 26, 1996







                GLENBROOK LIFE AND ANNUITY COMPANY
                  LAW AND REGULATION DEPARTMENT
                     3100 Sanders Road, J5B
                    Northbrook, Illinois 60062


                         February 26, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  Rule 24f-2 Notice for
     Glenbrook Life and Annuity Company Variable Annuity Account
     Glenbrook Life and Annuity Company
     Registration No.: 33-91914 and 33-60882
         Investment Company Act Registration No.: 811-7632


Dear Sir/Madam:

It is my opinion that the securities issued in accordance with the captioned filing and which this Notice makes definite in number were legally issued, fully paid and are nonassessable.



                              Glenbrook Life and Annuity Company


                              By: /s/MICHAEL J. VELOTTA
                                   Michael J. Velotta
                                   Vice President, Secretary and
                                   General Counsel